Accounting Policies - Summary of Significant Assumptions Used in the Group's Impairment Assessments (FVLCOD calculations) (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) ExchangeRates $ / oz	Dec. 31, 2020 $ / oz ExchangeRates	Dec. 31, 2019 $ / oz ExchangeRates	Dec. 31, 2021 ZAR-kg	Dec. 31, 2021 $ / oz	Dec. 31, 2021 $ / t	Dec. 31, 2020 ZAR-kg	Dec. 31, 2020 $ / oz	Dec. 31, 2020 $ / t	Dec. 31, 2019 ZAR-kg	Dec. 31, 2019 $ / oz	Dec. 31, 2019 $ / t
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	0	76
Nominal discount rate	9.00%	8.40%
Real discount rates	9.00%	8.40%
Life-of-mine	6 years	7 years
Resource valuation | $	$ 40
45% Basis
Disclosure of changes in accounting estimates [line items]
Resource valuation | $	$ 18
South Africa
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	0	6	16
Nominal discount rate	14.30%	14.50%	14.10%
Inflation rate	5.40%	5.40%	5.40%
Ghana
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	187	76	70
Real discount rates	8.30%	8.40%	8.50%
Peru
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	10	34	34
Real discount rates	4.80%	4.50%	5.00%
Australia
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	0	88	77
Real discount rates	3.80%	3.50%	3.50%
Chile
Disclosure of changes in accounting estimates [line items]
Resource value per ounce | $ / oz	70	4	0
Real discount rates	5.90%	6.00%	0.00%
South Deep
Disclosure of changes in accounting estimates [line items]
Life-of-mine	80 years	86 years	75 years
Tarkwa
Disclosure of changes in accounting estimates [line items]
Life-of-mine	14 years	14 years	14 years
Damang
Disclosure of changes in accounting estimates [line items]
Life-of-mine	4 years	5 years	6 years
Cerro Corona
Disclosure of changes in accounting estimates [line items]
Life-of-mine	9 years	10 years	13 years
St Ives
Disclosure of changes in accounting estimates [line items]
Life-of-mine	9 years	8 years	9 years
Agnew
Disclosure of changes in accounting estimates [line items]
Life-of-mine	6 years	5 years	4 years
Granny Smith
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	10 years	13 years
Gruyere
Disclosure of changes in accounting estimates [line items]
Life-of-mine	12 years	9 years	11 years
Salares Norte
Disclosure of changes in accounting estimates [line items]
Life-of-mine	11 years	12 years
Year 1
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,750	1,600	1,500	875,000	2,400		900,000	2,190		700,000	2,150
Copper price per tonne | $ / t						8,700			5,797			5,730
Year 1 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	15.55	17.50	14.50
Year 1 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.75	0.76	0.70
Year 2
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,700	1,700	1,400	870,000	2,300		850,000	2,300		650,000	1,970
Copper price per tonne | $ / t						8,000			6,612			6,612
Year 2 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	15.92	15.55	14.50
Year 2 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.74	0.74	0.71
Year 3
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,600	1,600	1,400	810,000	2,150		800,000	2,200		650,000	1,970
Copper price per tonne | $ / t						7,700			6,612			6,612
Year 3 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	15.75	15.55	14.50
Year 3 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.73	0.73	0.71
Year 4
Disclosure of changes in accounting estimates [line items]
Gold price per ounce/kg	1,550	1,500	1,350	780,000	2,070		750,000	2,000		630,000	1,850
Copper price per tonne | $ / t						7,500			6,612			6,612
Year 4 | US$/ZAR
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	15.65	15.55	14.50
Year 4 | A$/US$
Disclosure of changes in accounting estimates [line items]
Long-term exchange rates	0.75	0.75	0.73